Financial Instruments (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Positive working capital	$ 9,961,881	$ 27,612,457